Financial instruments - Fair values and risk management - Cash and Cash Equivalents narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management And Fair Value Of Financial Instruments [Abstract]
Cash and cash equivalents	$ 32,131	$ 52,251	$ 45,706	$ 146,660